Financial Instruments (Details 1)	12 Months Ended
Dec. 31, 2017 USD ($)
Warrants [Member] | Black - Scholes [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
expected term	5 years 6 months
expected volatility	81.66%
annual risk free interest	1.94%
dividend yield	0.00%
Investment and Put option to Taoz [Member] | Monte - Carlo Simulation [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
expected volatility	74.96%
Probability of reaching milestone	50.00%
Investment and Put option to Taoz [Member] | Monte - Carlo Simulation [Member] | Top of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
annual risk free interest	1.97%
Valuation at milestone	$ 17,000,000
Share Price	$ 1,150
Investment and Put option to Taoz [Member] | Monte - Carlo Simulation [Member] | Bottom of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
annual risk free interest	1.71%
Valuation at milestone	$ 12,000,000
Share Price	$ 812